CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net loss	$ (62,842)	$ (25,317)	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock-based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Loss (gain) on disposal of fixed assets	29	62	(6,366)	(5,822)	(464)
Foreign currency (gain)/loss	(297)	(774)	(133)	156	(3,078)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Equity in earnings	1,058	501	282	(355)	(524)
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Changes in operating assets and liabilities, net of the effects from business acquisitions:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Other receivables	(3,557)	3,345	(204)	13,827	(15,049)
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Prepaid expenses and other current assets	(8,897)	(8,361)	(5,069)	(4,799)	7,103
Other assets	3,543	(1,775)	1,752	(4,586)	8,958
Accounts payable	(17,814)	(9,646)	1,964	24,839	15,412
Accrued liabilities and other long-term liabilities	(14,514)	(16,608)	(5,260)	9,320	9,276
Income taxes payable	115	(9,916)	(15,094)	(11,512)	(16,568)
Cash (used in)/provided by operating activities of continuing operations			(13,539)	54,149	199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Business acquisitions, net of acquired cash		(9,117)	(9,117)	(5,578)
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Changes in restricted cash					52,706
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Purchase of non-controlling interest			(11,000)		(5,174)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net (decrease)/increase in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Cash paid during the period for:
Interest	28,828	26,558	54,788	47,055	54,023
Income taxes	8,126	14,002	25,733	20,356	15,916
Non-cash investing activities:
Capital expenditures accrued at period end	5,963	3,073	6,026	3,246	6,681
Common stock issued in debt-for-equityexchange					$ 132,250